Label	Element	Value
Innovator Index Autocallable Income Strategy ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.40%
Innovator Index Autocallable Income Strategy ETF | Worst of SPY QQQ IWM 2029 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Index Autocallable Income Strategy ETF | Worst of SPY QQQ IWM 2028 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Index Autocallable Income Strategy ETF | Worst of SPY QQQ IWM 2027 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)